Fees Summary	Jul. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 769,000
Previously Paid Amount	0.00
Total Fee Amount	106.20
Total Offset Amount	0.00
Net Fee	106.20
Narrative - Max Aggregate Offering Price	$ 769,000
Final Prospectus	true